Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 53,842	$ 713,892	$ 6,090
Prepaid expenses and other current assets	6,621	75,494	0
Total Current Assets	60,463	789,386	6,090
PROPERTY AND EQUIPMENT, NET	0	0	0
OTHER ASSETS
Intangible assets	1,076,836	1,076,836	1,076,836
TOTAL ASSETS	1,137,299	1,866,222	1,082,927
CURRENT LIABILITIES
Accounts payable	866,146	405,000	391,847
Accrued expenses	182,730	434,471	430,108
Accrued interest	265,001	69,898	184,807
Insurance finance agreement	0	33,836	0
Convertible debt - related parties	2,599,689	1,844,732	1,440,876
Convertible debt - other	1,098,360	1,363,272	2,126,119
Derivative liabilities	1,295,487	2,183,440	706,239
Total Current Liabilities	6,307,413	6,334,649	5,279,996
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock value	972	972	972
Common stock value	3,123	1,746	312
Additional paid-in capital	99,696,993	94,609,247	87,462,841
Noncontrolling interests	673,115	698,921	698,397
Deficit accumulated during the development stage	(105,544,317)	(99,779,313)	(92,359,591)
Total Stockholders' Deficit	(5,170,114)	(4,468,427)	(4,197,069)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,137,299	$ 1,866,222	$ 1,082,927